Lease Obligations - Additional Information (FY) (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended		37 Months Ended
	Apr. 30, 2024 Sublease	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2027 USD ($)
Lessee Lease Description [Line Items]
Other income related to subleases		$ 785	$ (7)	$ 2,518	$ (22)
Letter of credit to secure lease		$ 872	$ 1,278	872	1,278
Sublease
Lessee Lease Description [Line Items]
Other income related to subleases				1,000
Pionyr Immunotherapeutics, Inc
Lessee Lease Description [Line Items]
Number of sublease agreement | Sublease	3
Letter of Credit
Lessee Lease Description [Line Items]
Letter of credit to secure lease				$ 900	$ 1,300
Forecast | Pionyr Immunotherapeutics, Inc
Lessee Lease Description [Line Items]
Sublease agreements amount						$ 2,500